Note 8 - Disclosure of Financial Instruments and Risk Management	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Notes To Financial Statements [Abstract]
Disclosure of financial instruments [text block]
8.	Disclosure of financial instruments and risk management

The table below displays information on fair value measurements, carrying amounts and categorization of financial instruments of Sono Group:

	June 30, 2022
		category		fair value
kEUR	carrying amount	(IFRS 9)	fair value	level
Noncurrent financial assets
Other financial assets
Security deposits	91	AC	75	2
Other assets	2	AC	n/a*	n/a
Current financial assets
Other financial assets
Paypal reserve	396	AC	n/a*	n/a
Receivables from payment providers and deposits	269	AC	n/a*	n/a
Debtor creditors	147	AC	n/a*	n/a
Current trade receivables	44	AC	n/a*	n/a
Current trade receivables (affiliated companies)	1	AC
Other	106	AC	n/a*	n/a
Cash and cash equivalents	89,774	AC	n/a*	n/a
Noncurrent financial liabilities
Financial liabilities
Loans and participation rights	3,740	FLAC	3,387	3
Lease liabilities	2,406	—	—	—
Current financial liabilities
Financial liabilities
Loans and participation rights	98	FLAC	n/a*	n/a
Lease liabilities	435	—	—	—
Trade payables	8,670	FLAC	n/a*	n/a
Other payables	7,089	FLAC	n/a*	n/a
Contract liabilities	115	—	—	—
*	The carrying amount approximately equals the fair value, thus no separate fair value disclosure is needed according to IFRS 7.29

	December 31, 2021
		category		fair value
kEUR	carrying amount	(IFRS 9)	fair value	level
Noncurrent financial assets
Other financial assets
Security deposits	91	AC	89	2
Current financial assets
Other financial assets
Paypal reserve	6,000	AC	n/a*	n/a
Receivables from payment providers and deposits	169	AC	n/a*	n/a
Debtor creditors	26	AC	n/a*	n/a
Current trade receivables	20	AC	n/a*	n/a
Current trade receivables (affiliated companies)	11	AC	n/a*	n/a
Other	7	AC	n/a*	n/a
Cash and cash equivalents	132,939	AC	n/a*	n/a
Noncurrent financial liabilities
Financial liabilities
Loans and participation rights	3,718	FLAC	3,466	3
Lease liabilities	2,635	—	—	—
Current financial liabilities
Financial liabilities
Loans and participation rights	31	FLAC	n/a*	n/a
Lease liabilities	441	—	—	—
Mandatory convertible notes	—	FVTPL	—	—
Trade payables	6,866	FLAC	n/a*	n/a
Other payables	1,001	FLAC	n/a*	n/a
*	The carrying amount approximately equals the fair value, thus no separate fair value disclosure is needed according to IFRS 7.29

All financial assets and liabilities for which the fair value is measured or disclosed in the interim condensed consolidated financial statements are categorized according to the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

●	Level 1 — Inputs use quoted prices in active markets for identical assets or liabilities
●	Level 2 — Inputs are inputs, other than quoted prices included in Level 1, which are directly or indirectly observable
●	Level 3 — Inputs are unobservable and have values estimated by management based on market participant assumptions which are reasonably available

Due to their short-term nature, the carrying amounts of the cash and cash equivalents and other current financial assets and liabilities approximate their fair value. The fair value of noncurrent financial assets and liabilities is determined by applying the discounted cash flow method (valuation technique). In doing so, future cash flows resulting from the financial asset or liability are discounted using an interest rate derived from an estimated credit rating.

In case of noncurrent financial assets, the counterparties are reputable financial institutions, thus credit risk has no significant influence on fair value, which leads to a classification as level 2 fair value.

As of June 30, 2022, Management has determined that the fair values of noncurrent financial liabilities at amortized cost are classified as level 3 as the credit rating is a non-observable input factor with significant influence on the fair value.

The finance department of Sono Group performs valuations including level 3 fair value measurements. In the reporting period, there are no level 3 fair value measurements.

8Disclosure of financial instruments and risk management

8.1Type and management of financial risks

8.1.1General information

Sono Group is exposed to certain financial risks with respect to its financial assets and liabilities and the transactions associated with its business model. These risks generally relate to credit risks, liquidity risks and market risks (especially interest rate risk and foreign exchange rate risk).

The aim of risk management is to limit the potential negative impact on expected cash flows and take advantage of any opportunities that arise.

8.1.2Credit risk

Credit risk is managed by Sono Group’s finance department. Credit risk arises from cash and cash equivalents and other financial assets. To limit credit risk, cash deposits and investments are placed only with reputable financial institutions, based on a qualitative assessment by Sono Group’s finance department under consideration of the creditworthiness of the financial institutions. Consequently, the risk of default is considered to be low.

For the reporting year and the previous year, there were no significant increases in credit risks for financial assets (no transfer from Stage 1 to Stage 2). Therefore, the loss allowance for all financial assets is measured at an amount equal to 12-month ECL (Stage 1). 12-month ECL is determined using external credit ratings as well as external recovery rates.

The table below reconciles the opening and ending balance for loss allowances for other current and noncurrent financial assets as well as cash and cash equivalents as of December 31:

Total
kEUR
Opening loss allowance as at January 1, 2020	—
Additions recognized in profit or loss during the period	6
Utilization	—
Closing loss allowance as at December 31, 2020	6
Opening loss allowance as at January 1, 2021	6
Additions recognized in profit or loss during the period	6
Utilization	(2)
Closing loss allowance as at December 31, 2021	10

The main driver of the increase in the loss allowance was the increase in exposure to credit risk for bank balances.

The table below displays the gross carrying amount of other current and noncurrent financial assets as well as cash and cash equivalents by credit risk rating grades.

		Gross carrying
	Credit risk	amount
	rating grade	(12m ECL)
		kEUR
December 31, 2020	Risk class 1	48,715
December 31, 2021	Risk class 1	139,273

8.1.3Liquidity risk

Liquidity risk is the risk that Sono Group will encounter difficulty in meeting its obligations associated with financial liabilities that are settled by delivering cash or another financial asset. Sono Group mainly relies on equity financing from shareholders and private investors and participation rights. Although the IPO proceeds have served to increase the Group’s level of liquidity in 2021, lack of additional external financial support and any reclaims of the advance payments received from customers could expose Sono Motors to a risk of going concern. The ability to obtain further financing is highly dependent on further progress in the development of Sono Motors’ core product and successful communication to potential external investors. Reclaims of the advance payments received from customers are possible because, according to the applicable terms and conditions, customers can choose between reclaiming their advance payment or purchasing the vehicle at the time Sono Motors offers a purchase contract for the vehicle. Based on the specific terms of the agreement between Sono Motors and the customer, some customers may also reclaim their advance payments earlier. For details on advance payments received, please refer to note 7.9 Advance payments received from customers.

As of the reporting date, Management concludes that Sono Group’s liquidity risk is high. Despite the successful IPO in November 2021, there are substantial uncertainties related to events or conditions regarding Sono Group’s ability to obtain future financing that cast significant doubt upon the Group’s ability to continue as a going concern (see note 4.13.1 Going concern for further details). Therefore, Sono Group’s liquidity management focuses on the availability of cash and cash equivalents for operational activities and further investments by means of timely and thorough budget planning and appropriate reactions to expected cash restrictions.

Sono Group has established an appropriate approach to managing short-, medium- and long-term financing and liquidity requirements. It manages liquidity risks by holding appropriate reserves, as well as by monitoring forecasted and actual cash flows. To monitor the availability of liquidity, cash flow forecasts are developed on a regular basis. Based on these cash flow forecasts, a run rate, which displays the period Sono Motors is able to carry on its current operations without additional financing, is determined. As a safeguard for legal risks associated with liquidity issues, external legal advice has been sought in order to comply with German insolvency laws.

The table below summarizes the maturity profile of Sono Group’s financial liabilities based on contractual undiscounted payments:

	Carrying
	amount	< 1 year	1 to 5 years	>5 years
	kEUR	kEUR	kEUR	kEUR
Trade and other payables	7,582	7,582	—	—
Loans and participation rights	3,749	186	4,134	—
Lease liabilities	3,076	503	2,000	810
Mandatory convertible notes	—	—	—	—
Total December 31, 2021	14,407	8,271	6,134	810

	Carrying
	amount	< 1 year	1 to 5 years	>5 years
	kEUR	kEUR	kEUR	kEUR
Trade and other payables	2,874	2,874	—	—
Loans and participation rights	5,905	2,489	4,260	—
Mandatory convertible notes	6,859	9,286	—	—
Lease liabilities	1,958	323	1,326	421
Total December 31, 2020	17,596	14,972	5,586	421

8.1.4Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Sono Group’s exposure to the risk of changes in market interest rates relates primarily to cash and cash equivalents, as financial liabilities bear no or fixed interest rates. Due to persistently low interest rates, Sono Group is exposed to the risk of being charged negative interest rates on its bank deposits at a fixed interest rate. In the reporting period, negative interest charges amount to kEUR 156 (2020: kEUR 49; 2019: kEUR -).

8.1.5Currency risk

Currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. The Group’s exposure to currency risk relates to the amount of cash received in the IPO and trade payables in a currency other than the functional currency of the Group, although supplier contracts have short payment terms. Management manages currency risk by closely monitoring account balances in foreign currencies and exchange rates to assess the exposure to currency risk on an ongoing basis and reacting accordingly if necessary.

At the end of the reporting period, Sono Group had the following amounts of cash in foreign currencies.

Cash	December 31, 2021		December 31, 2020
	k units	kEUR	k units	kEUR
USD	30,425	26,877	—	—
		26,877	—	—

At the end of the reporting period, Sono Group had the following trade payables in foreign currencies.

Trade payables	December 31, 2021		December 31, 2020
	k units	kEUR	k units	kEUR
CNY	6,616	916	—	—
USD	144	127	—	—
SEK	120	12	—	—
GBP	1	2	—	—
		1,057	—	—

At the end of the reporting period and of the previous year, Sono Group had no trade and other receivables in foreign currencies. There were no hedging relationships at the end of the respective periods.

Based on the respective exchange rates at the end of the reporting period, a hypothetical appreciation of the EUR compared to the foreign currencies of 10 percent would have resulted in the following effect on consolidated profit before taxes and equity.

	December 31,	December 31,
EUR appreciation of 10%	2021	2020
	kEUR	kEUR
USD	(2,432)	—
CNY	83	—
SEK	1	—
GBP	—	—
	(2,348)	—

Based on the respective exchange rates at the end of the reporting period, a hypothetical depreciation of the EUR compared to the foreign currencies of 10 percent would have resulted in the following effect on consolidated profit before taxes and equity.

	December 31,	December 31,
EUR depreciation of 10%	2021	2020
	kEUR	kEUR
USD	2,972	—
CNY	(102)	—
SEK	(1)	—
GBP	—	—
	2,869	—

8.2Capital management

For the purpose of Sono Group’s capital management, capital includes share capital and all other equity reserves attributable to equity holders. The total amount of capital in the reporting year was kEUR 83,439 (previous year: kEUR -5,026). The primary objective of Sono Group’s capital management is to maximize shareholder value through investment in its development activities.

Based on the current stage of the business cycle of Sono Motors’ products, the electric vehicle Sion, the Sono Digital App and Sono Solar, the Group relies almost exclusively on external financing until the start of production.

For information on the capital raised in 2021, please refer to Note 7.8 Equity.

8.3Additional information on financial instruments

8.3.1Offsetting of financial assets and liabilities

Sono Motors neither applies offsetting in the balance sheet nor has any instruments that are subject to a legally enforceable master netting arrangement or a similar agreement.

8.3.2Carrying amounts and fair values

The table below displays information on fair value measurements, carrying amounts and categorization of financial instruments of Sono Group.

	December 31, 2021
	carrying	category		fair value
kEUR	amount	(IFRS 9)	fair value	level
Noncurrent financial assets
Other financial assets
Security deposits	91	AC	89	2
Current financial assets
Other financial assets
Paypal reserve	6,000	AC	n/a*	n/a
Receivables from crowdfunding and deposits	169	AC	n/a*	n/a
Debtor creditors	26	AC	n/a*	n/a
Current trade receivables	20	AC	n/a*	n/a
Current trade receivables (affiliated companies)	11	AC	n/a*	n/a
Other	7	AC	n/a*	n/a
Cash and cash equivalents	132,939	AC	n/a*	n/a
Noncurrent financial liabilities
Financial liabilities
Loans and participation rights	3,718	FLAC	3,466	3
Lease liabilities	2,635	—	—	—
Current financial liabilities
Financial liabilities
Loans and participation rights	31	FLAC	n/a*	n/a
Lease liabilities	441	—	—	—
Mandatory convertible notes	—	FVTPL	—	—
Trade and other payables	7,582	FLAC	n/a*	n/a
*	The carrying amount approximately equals the fair value, thus no separate fair value disclosure is needed according to IFRS 7.29

	December 31, 2020
	carrying	category		fair value
kEUR	amount	(IFRS 9)	fair value	level
Noncurrent financial assets
Other financial assets
Deposits	41	AC	42	2
Current financial assets
Other financial assets
PayPal reserves	4,655	AC	n/a*	n/a
Debtor creditors	539	AC	n/a*	n/a
Receivables from crowdfunding and deposits	179	AC	n/a*	n/a
Other	31	AC	n/a*	n/a
Cash and cash equivalents	43,264	AC	n/a*	n/a
Noncurrent financial liabilities
Financial liabilities
Loans and participation rights	3,665	FLAC	3,308	3
Lease liabilities	1,669	—	—	—
Current financial liabilities
Financial liabilities
Loans and participation rights	2,240	FLAC	n/a*	n/a
Lease liabilities	289	—	—	—
Mandatory convertible notes	6,859	FVTPL	6,859	3
Trade and other payables	2,874	FLAC	n/a*	n/a
*	The carrying amount approximately equals the fair value, thus no separate fair value disclosure is needed according to IFRS 7.29

The carrying amounts of each of the categories listed above as defined according to IFRS 9 as of the reporting dates were as follows:

	Dec. 31, 2021	Dec. 31, 2020
	kEUR	kEUR
Financial assets measured at amortized cost (AC)	139,263	48,709
Financial liabilities measured at amortized cost (FLAC)	11,331	8,779
Financial liabilities measured at fair value through profit or loss (FVTPL)	—	6,859

All financial assets and liabilities for which the fair value is measured or disclosed in the consolidated financial statements are categorized according to the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

●	Level 1 — Inputs use quoted prices in active markets for identical assets or liabilities
●	Level 2 — Inputs are inputs, other than quoted prices included in Level 1, which are directly or indirectly observable
●	Level 3 — Inputs are unobservable and have values estimated by management based on market participant assumptions which are reasonably available

Due to their short-term nature, the carrying amounts of the cash and cash equivalents and other current financial assets and liabilities approximate their fair value. The fair value of noncurrent financial assets and liabilities is determined by applying the discounted cash flow method (valuation technique). In doing so, future cash flows resulting from the financial asset or liability are discounted using an interest rate derived from an estimated credit rating. In case of noncurrent financial assets, the counterparties are reputable financial institutions, thus credit risk has no significant influence on fair value, which leads to a classification as level 2 fair value.

At the end of fiscal year 2021, Management has determined that the fair values of noncurrent financial liabilities at amortized cost are classified as level 3 as the credit rating is a non-observable input factor with significant influence on the fair value.

At the end of fiscal year 2021, there were no financial liabilities at fair value through profit or loss. In the previous year, management determined that the fair values of financial liabilities at fair value through profit or loss, which consisted solely of mandatory convertible notes, were classified as level 3 as the assumptions for future payouts were non-observable input factors with significant influence on the fair value.

The finance department of Sono Group performs valuations including level 3 fair value measurements. In the reporting period, level 3 fair value measurements only relate to the mandatory convertible notes. Discussions of valuation processes and results are held between the CFO and the valuation team as well as external consultants.

The main level 3 inputs used by the Group are derived and evaluated as follows:

●	Discount rates for financial liabilities reflect current market assessments of the time value of money and the risk specific to the liabilities.
●	Expected cash outflows are estimated based on contractual terms and the Management’s knowledge of probabilities of possible contractual payouts.

The following table summarizes the quantitative information about significant unobservable inputs used in level 3 fair value measurement:

				Range of inputs
Description	Fair value at			(most likely outcome)	Relationship of
	Dec. 31,	Dec. 31,		Dec. 31,	unobservable inputs to
	2021	2020	Unobservable input	2021	fair value
	kEUR	kEUR
Mandatory convertible notes	—	6,859	n/a	n/a	n/a

				Range of inputs
Description	Fair value at			(most likely outcome)			Relationship of
	Dec. 31,	Dec. 31,		Dec. 31,			unobservable inputs to
	2020	2019	Unobservable input	2020			fair value
	kEUR	kEUR
Mandatory convertible notes	6,859	—	Probability of an ‘exit event’ in the second quarter of 2021	50%	—	100%	An increase of the probability to 100 % would increase FV by kEUR 2,170.
				(75)%			A decrease of the probability to 50 % would decrease FV by kEUR - 2,170.

The following table presents the changes in level 3 fair values relating to the mandatory convertible notes for the period ended December 31, 2021 and December 31, 2020:

	Dec. 31, 2021	Dec. 31, 2020
	kEUR	kEUR
Balance at beginning of year	6,859	—
New transactions	—	6,800
Amount presented in other comprehensive income (OCI)	(16)	21
Amount presented in profit or loss (interest and other expenses)	2,818	38
Payment for fractional shares	—	—
Conversion to equity	(9,661)	—
Transfer from OCI to accumulated deficit		—
Other comprehensive income	(5)	—
Accumulated deficit	5	—
Balance at end of year	—	6,859

For the mandatory convertible notes, the cumulative change in the fair value of the financial liability that is attributable to changes in the credit risk of that liability is kEUR 16 (2020: kEUR -21; 2019: kEUR -). The difference between the financial liability’s carrying amount and the amount Sono Group would be contractually required to pay at maturity is kEUR - (previous year: kEUR 1,662).

8.3.3Income and expenses

Total interest income and total interest expense are calculated by applying the EIR method to the gross carrying amount of financial assets and liabilities measured at amortized cost. Total interest income and expenses were as follows:

	2021	2020	2019
	kEUR	kEUR	kEUR
Total interest expense for financial assets at amortized cost	156	43	1
Total interest expense for financial liabilities at amortized cost	319	560	287

The presented total interest expense for financial assets at amortized cost is included in other general and administrative expenses as it results from negative interest charges.

The table below shows the net gains or losses of financial instruments by measurement categories:

	2021	2020	2019
	kEUR	kEUR	kEUR
Net loss for financial assets at amortized cost	162	49	1
Net loss for financial liabilities at amortized cost	319	560	287
Net loss for financial liabilities at fair value through profit or loss	2,802	59	—

Net losses for financial assets at amortized cost include changes in the loss allowance as well as losses from interest expenses due to negative interest charges. Net losses for financial liabilities at amortized cost include interest expenses.

Net losses for financial liabilities at fair value through profit or loss include changes in the fair value measurement of mandatory convertible notes, including fair value changes due to own credit risk.